Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Comprehensive income (loss) (pretax):
Net earnings	$ 408,487	$ 325,636	$ 289,314
Comprehensive income (loss) (tax effect):
Net earnings	(143,779)	(120,269)	(105,739)
Comprehensive income (loss) (net of tax):
Net earnings	264,708	205,367	183,575
Other comprehensive income (loss):
Foreign currency translation (pretax)	(1,271)	(2,854)	3,114
Foreign currency translation (tax effect)	0	0	0
Foreign currency translation (net of tax)	(1,271)	(2,854)	3,114
Unrealized gain (loss) on investments (pretax)	29,099	15,094	7,468
Unrealized gain (loss) on investments (tax effect)	(10,320)	(5,089)	(2,538)
Unrealized gain (loss) on investments (net of tax)	18,779	10,005	4,930
Change in fair value of cash flow hedges (pretax)	9,405	(9,179)	2,411
Change in fair value of cash flow hedges (tax effect)	(3,574)	3,488	(916)
Change in fair value of cash flow hedges (net of tax)	5,831	(5,691)	1,495
Postretirement benefit obligation gain (loss) (pretax)	(974)	(692)	324
Postretirement benefit obligation gain (loss) (tax effect)	391	263	(123)
Postretirement benefit obligation gain (loss) (net of tax)	(583)	(429)	201
Total comprehensive income (loss) (pretax)	444,746	328,005	302,631
Total comprehensive income (loss) (tax effect)	(157,282)	(121,607)	(109,316)
Total comprehensive income (loss) (net of tax)	$ 287,464	$ 206,398	$ 193,315